Loss per Share - Basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Jianpu's shareholders	¥ (26,772)	$ (3,772)	¥ (131,660)	¥ (199,785)
Numerator for basic and diluted net loss per share	¥ (26,772)	$ (3,772)	¥ (131,660)	¥ (199,785)
Denominator:
Weighted average number of ordinary shares	424,612,125	424,612,125	424,031,623	423,661,496
Denominator for basic net loss per share	424,612,125	424,612,125	424,031,623	423,661,496
Denominator for diluted net loss per share	424,612,125	424,612,125	424,031,623	423,661,496
Net loss per ordinary share:
Basic | (per share)	¥ (0.06)	$ (0.01)	¥ (0.31)	¥ (0.47)
Diluted | (per share)	¥ (0.06)	$ (0.01)	¥ (0.31)	¥ (0.47)
Share options
Net loss per ordinary share:
Numbers of shares excluded from calculation of diluted net loss per share	46,851,006	46,851,006	42,337,559	35,400,672